UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks 98.3%

	Shares	Value ($)
Consumer Discretionary 20.2%

Auto Components 4.6%
Aisan Industry Co. Ltd.	18,600	144,787
Aisin Seiki Co. Ltd.	19,700	560,524
Bridgestone Corp.	227,300	5,145,087
Denso Corp.	36,900	1,017,506
EXEDY Corp.	1,400	40,343
HI-LEX Corp.	6,300	98,049
Keihin Corp.	13,700	226,404
Koito Manufacturing Co. Ltd.	51,000	714,625
Musashi Seimitsu Industry Co. Ltd.	12,000	259,049
NHK Spring Co. Ltd.	21,000	185,811
Nifco, Inc.	8,300	231,689
Piolax, Inc.	21,900	476,579
Press Kogyo Co. Ltd.	37,000	178,044
Sanden Corp.	58,000	174,460
Sumitomo Rubber Industries Ltd.	84,200	1,009,665
Tachi-S Co. Ltd.	4,200	73,448

		10,536,070
Automobiles 4.9%
Daihatsu Motor Co. Ltd.	95,000	1,693,752
Honda Motor Co. Ltd.	145,200	4,421,671
Isuzu Motors Ltd.	539,000	2,488,741
Nissan Motor Co. Ltd.	115,900	1,040,267
Suzuki Motor Corp.	23,200	478,289
Toyota Motor Corp.	38,700	1,287,965

		11,410,685
Distributors 0.1%
Jin Co. Ltd.	21,000	204,895

Hotels, Restaurants & Leisure 1.6%
Oriental Land Co. Ltd.	34,500	3,643,703

Household Durables 2.8%
Alpine Electronics, Inc.	15,000	161,372

	Shares	Value ($)
Hajime Construction Co. Ltd.	8,400	172,533
LEC, Inc.	11,300	167,572
Meiwa Estate Co. Ltd.	19,800	91,752
Panasonic Corp.	120,800	1,024,989
Rinnai Corp.	22,300	1,595,449
Sony Corp.	185,400	3,341,289

		6,554,956
Internet and Catalog Retail 1.1%
ASKUL Corp.	19,400	275,065
Rakuten, Inc.	1,956	2,103,601
Start Today Co. Ltd.	8,000	186,884

		2,565,550
Leisure Equipment and Products 0.7%
Namco Bandai Holdings, Inc.	19,300	274,631
Shimano, Inc.	20,500	995,070
Tamron Co. Ltd.	9,400	226,488
Yamaha Corp.	20,300	185,920

		1,682,109
Media 0.7%
Fuji Media Holdings, Inc.	353	535,686
Kadokawa Group Holdings, Inc.	11,100	385,753
Nippon Television Network Corp.	1,410	215,657
SKY Perfect JSAT Holdings, Inc.	981	491,014

		1,628,110
Multiline Retail 1.4%
Isetan Mitsukoshi Holdings Ltd.	147,000	1,539,432
Marui Group Co. Ltd.	34,500	268,569
Matsuya Co. Ltd.*	27,600	156,533
Parco Co. Ltd.	23,100	176,340
Ryohin Keikaku Co. Ltd.	20,800	1,015,438

		3,156,312

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)

Specialty Retail 2.2%
AOYAMA Trading Co. Ltd.	12,500	234,647
Arc Land Sakamoto Co. Ltd.	11,600	216,417
Asahi Co. Ltd.	5,000	106,967
Bookoff Corp.	34,100	301,539
DCM Holdings Co. Ltd.	27,200	214,639
Fast Retailing Co. Ltd.	800	145,382
Geo Corp.	151	156,673
Komeri Co. Ltd.	9,700	299,226
Nitori Holdings Co. Ltd.	22,350	2,095,490
Point, Inc.	2,520	107,001
Shimachu Co. Ltd.	9,000	206,232
Xebio Co. Ltd.	43,700	1,038,517

		5,122,730
Textiles, Apparel and Luxury Goods 0.1%
ASICS Corp.	17,200	193,818

Total Consumer Discretionary		46,698,938

Consumer Staples 6.4%

Beverages 0.2%
Kirin Holdings Co. Ltd.	38,000	461,683

Food and Staples Retailing 2.5%
Arcs Co. Ltd.	17,800	329,008
CREATE SD HOLDINGS Co. Ltd.	5,500	113,238
GROWELL HOLDINGS Co. Ltd.	18,650	447,648
Lawson, Inc.	16,100	1,004,721
Maxvalu Tokai Co. Ltd.	11,800	171,539
Okuwa Co. Ltd.	17,000	259,414
S Foods, Inc.	13,500	113,220
Seven & I Holdings Co. Ltd.	105,400	2,934,749
Sugi Holdings Co. Ltd.	8,200	238,900

	Shares	Value ($)
Yaoko Co. Ltd.	5,200	175,960

		5,788,397
Food Products 1.9%
Ajinomoto Co., Inc.	208,000	2,495,310
Fuji Oil Co. Ltd.	83,100	1,188,625
Nippon Suisan Kaisha Ltd.	66,000	226,218
Nisshin Oillio Group Ltd.	70,000	300,884
Warabeya Nichiyo Co. Ltd.	9,100	118,939
Yamazaki Baking Co. Ltd.	8,000	105,026

		4,435,002
Household Products 1.7%
Unicharm Corp.	80,500	3,968,332

Personal Products 0.1%
Dr Ci:Labo Co. Ltd.	38	202,360

Total Consumer Staples		14,855,774

Energy 1.2%

Energy Equipment and Services 0.2%
Modec, Inc.	32,400	557,981

Oil, Gas and Consumable Fuels 1.0%
INPEX Corp.	35	220,100
Itochu Enex Co. Ltd.	29,800	167,507
Japan Petroleum Exploration Co.	4,300	167,941
JX Holdings, Inc.	294,100	1,774,171

		2,329,719

Total Energy		2,887,700

Financials 10.7%

Capital Markets 0.1%
Monex Group, Inc.	2,564	373,426

Commercial Banks 5.6%
Bank of Kyoto Ltd.	22,000	189,348
Bank of Yokohama Ltd.	108,000	510,296
Chiba Bank Ltd.	40,000	257,505
Keiyo Bank Ltd.	65,000	322,106

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc.	1,166,500	4,948,563
Mizuho Financial Group, Inc.	746,300	1,007,145
Musashino Bank Ltd.	6,800	226,062
Resona Holdings, Inc.	112,100	493,212
Sumitomo Mitsui Financial Group, Inc.	169,000	4,701,777
Sumitomo Mitsui Trust Holdings, Inc.	78,000	228,684
Suruga Bank Ltd.	19,000	169,922

		13,054,620
Consumer Finance 0.7%
Aeon Credit Service Co. Ltd.	85,800	1,354,050
Hitachi Capital Corp.	14,800	204,915

		1,558,965
Diversified Financial Services 1.0%
Fuyo General Lease Co. Ltd.	5,000	171,689
ORIX Corp.	24,080	1,985,023
Osaka Securities Exchange Co. Ltd.	20	114,944

		2,271,656
Insurance 1.4%
MS&AD Insurance Group Holdings, Inc.	34,600	640,159
NKSJ Holdings, Inc.	8,500	166,523
Sony Financial Holdings, Inc.	12,000	176,550
T&D Holdings, Inc.	51,400	478,154
Tokio Marine Holdings, Inc.	79,400	1,756,334

		3,217,720
Real Estate Management and Development 1.9%
Daibiru Corp.	35,000	219,845
Sumitomo Realty & Development Co. Ltd.	156,000	2,727,725
Tokyo Tatemono Co. Ltd.*	153,000	462,397

	Shares	Value ($)
Tokyu Land Corp.	241,000	909,825

		4,319,792

Total Financials		24,796,179

Health Care 5.0%

Health Care Equipment and Supplies 1.6%
Asahi Intecc Co. Ltd.	26,000	589,155
Nihon Kohden Corp.	8,700	214,476
Nikkiso Co. Ltd.	24,000	204,076
Sysmex Corp.	8,600	280,018
Terumo Corp.	50,500	2,375,529

		3,663,254

Health Care Providers and Services 0.1%
Ship Healthcare Holdings, Inc.	11,300	246,696

Health Care Technology NM%
M3, Inc.	22	99,124

Pharmaceuticals 3.3%
Astellas Pharma, Inc.	104,600	4,250,091
Chugai Pharmaceutical Co. Ltd.	113,900	1,876,383
Kaken Pharmaceutical Co. Ltd.	8,000	106,374
Kyowa Hakko Kirin Co. Ltd.	66,000	807,175
Nichi-iko Pharmaceutical Co. Ltd.	7,200	169,381
Taisho Pharmaceutical Holdings Co. Ltd.*	2,700	208,091
Torii Pharmaceutical Co. Ltd.	5,900	110,707

		7,528,202

Total Health Care		11,537,276

Industrials 23.1%

Air Freight and Logistics 0.9%
Kintetsu World Express, Inc.	11,100	322,748
Yamato Holdings Co. Ltd.	89,300	1,503,475

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Yusen Logistics Co. Ltd.	22,500	288,222

		2,114,445
Building Products 2.2%
Asahi Glass Co. Ltd.	19,000	159,918
Bunka Shutter Co. Ltd.	59,000	200,807
Daikin Industries Ltd.	62,400	1,705,973
JS Group Corp.	92,400	1,772,561
Nippon Sheet Glass Co. Ltd.	61,000	113,953
Sanwa Holdings Corp.	153,000	456,769
Takasago Thermal Engineering Co. Ltd.	19,700	168,028
TOTO Ltd.	56,000	431,671

		5,009,680
Commercial Services and Supplies 0.7%
Asahi Holdings, Inc.	5,700	112,995
Daiseki Co. Ltd.	12,900	209,815
Moshi Moshi Hotline, Inc.	22,900	215,973
Park24 Co. Ltd.	13,100	173,767
Secom Co. Ltd.	11,100	511,592
Sohgo Security Services Co. Ltd.	45,000	474,214

		1,698,356
Construction and Engineering 0.7%
JGC Corp.	40,000	958,870
Kinden Corp.	26,000	219,543
MIRAIT Holdings Corp.	30,700	231,186
Obayashi Corp.	57,000	253,041

		1,662,640
Electrical Equipment 3.5%
Mabuchi Motor Co. Ltd.	5,700	237,758
Mitsubishi Electric Corp.	420,000	4,015,744
Nidec Corp.	12,900	1,119,671
SEC Carbon Ltd.	18,000	62,150

	Shares	Value ($)
Sumitomo Electric Industries Ltd.	238,700	2,595,289

		8,030,612
Industrial Conglomerates 0.1%
Nisshinbo Holdings, Inc.	21,000	189,107

Machinery 6.9%
Daifuku Co. Ltd.	40,500	208,088
Ebara Corp.	73,000	250,909
FANUC Ltd.	15,300	2,338,602
Fuji Machine Manufacturing Co. Ltd.	14,000	250,426
Glory Ltd.	12,400	266,960
Hino Motors Ltd.	125,000	757,052
Hitachi Zosen Corp.	326,000	410,293
Kawasaki Heavy Industries Ltd.	101,000	251,442
Komatsu Ltd.	126,300	2,945,406
Komori Corp.	31,800	212,926
Kubota Corp.	118,000	987,229
Makino Milling Machine Co. Ltd.	27,000	165,900
Makita Corp.	45,400	1,466,796
Max Co. Ltd.	14,000	175,079
Minebea Co. Ltd.	60,000	250,545
Mitsubishi Heavy Industries Ltd.	590,000	2,511,061
Nabtesco Corp.	16,000	290,776
NGK Insulators Ltd.	15,000	177,629
NSK Ltd.	35,000	226,936
Oiles Corp.	22,700	428,384
SMC Corp.	7,300	1,175,734
Tsubakimoto Chain Co.	53,000	273,017

		16,021,190
Marine 0.3%
Nippon Yusen K.K.	294,000	751,450

Road and Rail 2.3%
East Japan Railway Co.	58,800	3,741,521

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Fukuyama Transporting Co. Ltd.	37,000	223,568
Hamakyorex Co. Ltd.	20,000	593,592
Hitachi Transport System Ltd.	13,100	224,822
Nippon Express Co. Ltd.	63,000	245,332
Seino Holdings Co. Ltd.	36,000	278,960

		5,307,795
Trading Companies and Distributors 5.0%
Hanwa Co. Ltd.	75,000	326,960
ITOCHU Corp.	102,200	1,036,305
Marubeni Corp.	87,000	529,113
Mitsubishi Corp.	149,700	3,018,703
Mitsui & Co. Ltd.	325,700	5,055,889
MonotaRO Co. Ltd.	17,700	187,281
Nishio Rent All Co. Ltd.	17,100	129,902
Sumitomo Corp.	57,400	775,668
Toshin Group Co. Ltd.	8,200	197,557
Trusco Nakayama Corp.	14,100	256,979

		11,514,357
Transportation Infrastructure 0.5%
Mitsubishi Logistics Corp.	50,000	554,664
Mitsui-Soko Co. Ltd.	40,000	150,597
Nissin Corp.	48,000	117,150
Sumitomo Warehouse Co. Ltd.	46,000	218,417

		1,040,828

Total Industrials		53,340,460

Information Technology 14.1%

Communications Equipment 0.2%
Hitachi Kokusai Electric, Inc.	55,000	446,095

Computers and Peripherals 1.3%
Fujitsu Ltd.	146,000	757,561
Melco Holdings, Inc.	6,400	172,965

	Shares	Value ($)
NEC Corp.*	493,000	997,545
Toshiba Corp.	246,000	1,004,584

		2,932,655
Electronic Equipment and Instruments 3.1%
Canon Electronics, Inc.	10,400	260,387
Daishinku Corp.	32,000	108,680
FUJIFILM Holdings Corp.	31,700	749,756
Hakuto Co. Ltd.	18,200	177,002
Hamamatsu Photonics K.K.	36,600	1,279,151
Hitachi High -Technologies Corp.	35,900	778,063
Iriso Electronics Co. Ltd.	11,600	178,691
Macnica, Inc.	8,500	195,571
Murata Manufacturing Co. Ltd.	9,800	502,834
Nichicon Corp.	11,800	118,627
Nihon Dempa Kogyo Co. Ltd.	16,300	194,597
Panasonic Electric Works SUNX Co. Ltd.	23,800	116,108
Siix Corp.	51,000	648,628
TDK Corp.	22,900	1,012,511
Yamatake Corp.	7,900	171,601
Yaskawa Electric Corp.	88,000	748,100

		7,240,307
Electronic Equipment, Instruments & Components 4.2%
Alps Electric Co. Ltd.	26,700	183,144
Hitachi Ltd.	1,232,000	6,457,609
Keyence Corp.	8,000	1,927,161
Kyocera Corp.	9,200	738,768
Oki Electric Industry Co. Ltd.*	248,000	221,976
Taiyo Yuden Co. Ltd.	25,600	190,501

		9,719,159
Internet Software and Services 0.9%
F@N Communications, Inc.	232	278,837
Kakaku.com, Inc.	4,000	146,508

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
mixi, Inc.	36	107,478
Yahoo! Japan Corp.	4,909	1,579,750

		2,112,573
IT Services 0.6%
CAC Corp.	20,600	168,728
IT Holdings Corp.	44,500	534,270
Itochu Techno-Solutions Corp.	5,000	224,327
Nihon Unisys Ltd.	49,000	312,281
NTT Data Corp.	62	197,799

		1,437,405
Office Electronics 1.8%
Canon, Inc.	85,900	3,800,979
Ricoh Co. Ltd.	23,000	200,238
Toshiba TEC Corp.	57,000	202,654

		4,203,871
Semiconductors and Semiconductor Equipment 0.7%
Mimasu Semiconductor Industry Co. Ltd.	21,700	180,866
Rohm Co. Ltd.	3,700	172,319
Tokyo Electron Ltd.	21,800	1,107,561

		1,460,746
Software 1.3%
DTS Corp.	18,500	214,943
Nintendo Co. Ltd.	13,600	1,874,854
OBIC Business Consultants Co. Ltd.	4,300	201,173
Square Enix Holdings Co. Ltd.	35,800	702,013

		2,992,983

Total Information Technology		32,545,794

	Shares	Value ($)
Materials 11.3%

Chemicals 7.5%
ADEKA Corp.	52,400	514,092
Arakawa Chemical Industries Ltd.	23,600	208,332
Asahi Kasei Corp.	34,000	204,744
C Uyemura & Co. Ltd.	7,000	273,712
Daicel Corp.	253,000	1,539,840
Hitachi Chemical Co. Ltd.	26,900	473,180
JSR Corp.	27,000	497,346
Kuraray Co. Ltd.	82,000	1,165,084
LINTEC Corp.	11,000	198,997
Mitsubishi Chemical Holdings Corp.	180,500	992,990
Mitsubishi Gas Chemical Co., Inc.	425,000	2,354,309
Nippon Shokubai Co. Ltd.	73,000	783,404
Sakai Chemical Industry Co. Ltd.	57,000	210,818
Sanyo Chemical Industries Ltd.	33,000	215,495
Shikoku Chemicals Corp.	42,000	224,133
Shin-Etsu Chemical Co. Ltd.	17,200	845,898
Showa Denko K.K.	492,000	995,884
Sumitomo Chemical Co. Ltd.	279,000	1,017,164
Taiyo Nippon Sanso Corp.	286,000	1,993,140
Tokai Carbon Co. Ltd.	41,000	222,165
Toray Industries, Inc.	71,000	507,743
Toyo Ink SC Holdings Co. Ltd.	94,000	347,571
Ube Industries Ltd.	580,000	1,587,210

		17,373,251
Construction Materials NM%
Sumitomo Osaka Cement Co. Ltd.	38,000	103,835

Containers and Packaging 0.1%
FP Corp.	4,300	278,071

Schedule of Investments (Unaudited) - The Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)

Materials (continued)

Metals and Mining 3.2%
Chubu Steel Plate Co. Ltd.	31,700	161,786
Daido Steel Co. Ltd.	39,000	244,385
Dowa Holdings Co. Ltd.	90,000	568,688
Hitachi Metals Ltd.	15,000	162,887
JFE Holdings, Inc.	10,900	198,137
Kobe Steel Ltd.	293,000	452,278
Nippon Steel Corp.	66,000	164,372
Nisshin Steel Co. Ltd.	134,000	205,057
Osaka Steel Co. Ltd.	28,600	547,079
Sumitomo Metal Industries Ltd.	281,000	510,295
Sumitomo Metal Mining Co. Ltd.	251,000	3,219,644
Sumitomo Pipe & Tube Co. Ltd.	28,600	226,067
Toho Zinc Co. Ltd.	43,000	163,217
Yamato Kogyo Co. Ltd.	19,200	550,518

		7,374,410

Paper and Forest Products 0.5%
Daiken Corp.	33,000	98,717
OJI Paper Co. Ltd.	198,000	1,015,258

		1,113,975

Total Materials		26,243,542

Telecommunication Services 5.4%

Diversified Telecommunication Services 2.1%
Nippon Telegraph and Telephone Corp.	97,900	4,971,993

Wireless Telecommunication Services 3.3%
KDDI Corp.	65	418,433
NTT DoCoMo, Inc.	3,178	5,838,897

	Shares	Value ($)
Softbank Corp.	44,000	1,294,543

		7,551,873

Total Telecommunication Services		12,523,866

Utilities 0.9%

Gas Utilities 0.9%
Tokyo Gas Co. Ltd.	437,000	2,008,158

Total Utilities		2,008,158

Total Common Stocks (Cost $218,912,949)		227,437,687

Total Investments 98.3% (Cost $218,912,949)		227,437,687

Percentages are based on net assets of $231,391,374.

*	Non income-producing security.

NM — Not Material less than 0.05%.

Schedule of Investments – The Japan Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$227,437,687	$—	$227,437,687

Total Investments	$—	$227,437,687	$—	$227,437,687

The security in the table below was a Level 3 security because it was fair valued under procedures adopted by the Board of Directors at September 30, 2011. Such valuation was based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. During the period this security was transferred from a Level 3 security to a Level 2 security due to a fair value price being made available from an independent pricing service.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2011	Accrued Premiums/ (Discounts)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers In	Transfers Out	Balance as of December 31, 2011
Common Stocks	$220,676	$—	$—	$(63,351)	$—	$—	$—	$(157,325)	$—

Total Investments	$220,676	$—	$—	$(63,351)	$—	$—	$—	$(157,325)	$—

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2011

Common Stocks 87.8%

	Shares	Value ($)
Australia 18.4%

Commercial Services and Supplies 2.1%
Mineral Resources Ltd.	27,991	314,277

Metals and Mining 16.3%
BHP Billiton Ltd.	25,239	890,901
Newcrest Mining Ltd.	12,232	370,542
PanAust Ltd.*	116,497	379,805
Rio Tinto Ltd.	11,788	729,606

		2,370,854

Total Australia		2,685,131

China 5.9%

Automobiles 3.6%
Dongfeng Motor Group Co. Ltd. - H Shares	308,000	528,039

Health Care Providers and Services 0.8%
Sinopharm Group Co.Ltd. - H Shares	46,800	112,265

Internet Software and Services 1.5%
Tencent Holdings Ltd.	10,900	219,364

Total China		859,668

Hong Kong 14.0%

Commercial Banks 2.4%
BOC Hong Kong Holdings Ltd.	149,000	351,311

Hotels, Restaurants & Leisure 1.7%
SJM Holdings Ltd.	155,000	249,792

Personal Products 1.9%
Hengan International Group Co. Ltd.	29,500	275,005

Real Estate Investment Trusts (REITs) 3.5%
Link	140,338	517,085

Real Estate Management and Development 2.1%
Sun Hung Kai Properties Ltd.	25,036	312,488

	Shares	Value ($)
Semiconductors and Semiconductor Equipment 0.5%
GCL Poly Energy Holdings Ltd.	250,000	69,259

Specialty Retail 1.9%
Belle International Holdings Ltd.	154,000	269,860

Total Hong Kong		2,044,800

India 2.6%

Construction and Engineering 0.4%
Larsen & Toubro Ltd., GDR, Reg-S Shares	2,800	53,592

IT Services 2.2%
Infosys Ltd., ADR	6,400	328,832

Total India		382,424

Indonesia 10.7%

Automobiles 1.5%
Astra International Tbk PT	27,000	220,282

Commercial Banks 1.6%
Bank Mandiri Tbk PT	312,500	231,854

Construction Materials 1.5%
Indocement Tunggal Prakarsa Tbk PT	114,000	213,829

Food Products 0.8%
BW Plantation Tbk PT	973,500	120,097

Oil, Gas and Consumable Fuels 1.1%
Adaro Energy Tbk PT	802,000	156,493

Specialty Retail 0.2%
Indomobil Sukses Internasional Tbk PT*	27,000	38,105

Tobacco 2.5%
Gudang Garam Tbk PT	53,000	362,601

Trading Companies and Distributors 1.5%
AKR Corporindo Tbk PT	657,000	219,116

Total Indonesia		1,562,377

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of 17.1%

Auto Components 3.9%
Hyundai Mobis*	2,233	566,856

Chemicals 1.5%
LG Chem Ltd.*	790	218,207

Construction and Engineering 3.5%
Samsung Engineering Co. Ltd.*	2,913	510,388

Electronic Equipment and Instruments 0.6%
CrucialTec Co. Ltd.*	6,300	79,215

Machinery 0.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	5,000	106,066

Semiconductors and Semiconductor Equipment 6.9%
Samsung Electronics Co. Ltd.	1,102	1,012,216

Total Korea, Republic of		2,492,948

Malaysia 1.5%

Airlines 1.5%
AirAsia BHD	177,100	210,171

Total Malaysia		210,171

Philippines 5.8%

Commercial Banks 1.3%
Metropolitan Bank & Trust	124,694	194,004

Industrial Conglomerates 3.0%
Alliance Global Group, Inc.	450,000	106,700
DMCI Holdings, Inc.	352,800	334,352

		441,052
Real Estate Management and Development 0.8%
Ayala Land, Inc.	324,600	112,846

Transportation Infrastructure 0.7%
International Container Terminal Services, Inc.	79,750	96,885

Total Philippines		844,787

	Shares	Value ($)
Taiwan 6.5%

Capital Markets 0.6%
Yuanta Financial Holding Co. Ltd.*	164,842	83,953

Communications Equipment 0.4%
HTC Corp.	3,250	53,202

Electronic Equipment and Instruments 0.9%
HON HAI Precision Industry Co. Ltd.	49,928	136,444

Hotels, Restaurants & Leisure 0.4%
Formosa International Hotels Corp.	4,400	56,900

Insurance 0.3%
China Life Insurance Co. Ltd.	55,325	44,624

Leisure Equipment and Products 1.5%
Giant Manufacturing Co. Ltd.	56,718	219,060

Semiconductors and Semiconductor Equipment 2.4%
Kinsus Interconnect Technology Corp.	17,000	45,034
Radiant Opto-Electronics Corp.	105,282	300,636

		345,670

Total Taiwan		939,853

Thailand 5.3%

Building Products 1.6%
Dynasty Ceramic PCL	120,000	230,111

Chemicals 1.1%
PTT Global Chemical PCL*	83,165	160,795

Food and Staples Retailing 1.3%
CP ALL PCL	119,800	196,502

Multiline Retail 1.3%
Robinson Department Store PCL	141,200	190,206

Total Thailand		777,614

Total Common Stocks (Cost $12,097,093)		12,799,773

Schedule of Investments (Unaudited) - Asia Pacific ex Japan Fund

as of December 31, 2011

	Shares	Value ($)
Participatory Notes 7.4%

India 7.4%

Automobiles 1.5%
Bajaj Auto Ltd., Issued by Royal Bank of Scotland NV, maturity date 06/29/12, 144A	7,511	225,630

Commercial Banks 1.0%
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturity date 05/26/15, 144A	18,068	145,229

Construction and Engineering 0.2%
Sadbhav Engineering Ltd., Issued by Royal Bank of Scotland NV, maturity date 06/29/12, 144A	14,570	27,752

Thrifts and Mortgage Finance 1.4%
Housing Development Finance Corp., Issued by Merrill Lynch International & Co., maturity date 08/19/15, 144A	16,166	198,494

Tobacco 2.1%
ITC Ltd., Issued by JPMorgan International, maturity date 08/25/14, 144A	83,666	314,919

Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd., Issued by Merrill Lynch International & Co., maturity date 02/08/16, 144A	26,700	172,703

Total India		1,084,727

Total Participatory Notes (Cost $1,206,947)		1,084,727

Short-Term Investment 1.4%

United States 1.4%

State Street Institutional Liquid Reserve, 0.15% (a)	200,191	200,191

Total Short-Term Investment (Cost $200,191)	200,191

Total Investments 96.6% (Cost $13,504,231)	14,084,691

Percentages are based on net assets of $14,584,021.

*	Non income-producing security.
(a)	Yield as of December 31, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $1,084,717 or 7.4% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments – Asia Pacific ex Japan Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,160,038	$11,639,735	$—	$12,799,773
Participatory Notes	—	1,084,727	—	1,084,727
Short-Term Investment	—	200,191	—	200,191

Total Investments	$1,160,038	$12,924,653	$—	$14,084,691

Schedule of Investments (Unaudited) - India Fund

as of December 31, 2011

Common Stocks 93.9%

	Shares	Value ($)
Consumer Discretionary 8.5%

Automobiles 7.5%
Bajaj Auto Ltd.	12,500	374,238
Mahindra & Mahindra Ltd.	12,500	159,768
Tata Motors Ltd.	41,000	137,354

		671,360
Media 1.0%
Zee Entertainment Enterprises Ltd.	40,000	88,910

Total Consumer Discretionary		760,270

Consumer Staples 12.0%

Food Products 1.6%
McLeod Russel India Ltd.	42,161	148,081

Household Products 3.1%
Hindustan Unilever Ltd.	36,000	275,387

Tobacco 7.3%
ITC Ltd.	175,000	660,500

Total Consumer Staples		1,083,968

Energy 10.5%

Oil, Gas and Consumable Fuels 10.5%
Coal India Ltd.	52,000	294,689
Reliance Industries Ltd.	50,000	652,433

Total Energy		947,122

Financials 22.9%

Commercial Banks 14.4%
HDFC Bank Ltd.	111,000	890,690
ICICI Bank Ltd.	31,500	405,423

		1,296,113
Diversified Financial Services 2.9%
Kotak Mahindra Bank Ltd.	33,000	266,004

Real Estate Management and Development 0.4%
Nitesh Estates Ltd.	123,334	33,441

	Shares	Value ($)
Thrifts and Mortgage Finance 5.2%
Housing Development Finance Corp. Ltd.	38,000	464,165

Total Financials		2,059,723

Health Care 4.8%

Pharmaceuticals 4.8%
Dr. Reddy’s Laboratories Ltd.	14,500	431,585

Total Health Care		431,585

Industrials 7.6%

Building Products 0.8%
Sintex Industries Ltd.	62,500	74,084

Construction and Engineering 6.0%
Larsen & Toubro Ltd.	15,700	293,616
Sadbhav Engineering Ltd.	124,423	243,632

		537,248
Industrial Conglomerates 0.8%
Jaiprakash Associates Ltd.	75,000	74,051

Total Industrials		685,383

Information Technology 18.3%

IT Services 18.3%
HCL Technologies Ltd.	11,500	83,759
Infosys Ltd.	19,000	986,343
Tata Consultancy Services Ltd.	26,700	580,407

Total Information Technology		1,650,509

Materials 5.7%

Chemicals 2.7%
Asian Paints Ltd.	3,400	165,323
Godrej Industries Ltd.	25,000	79,625

		244,948
Metals and Mining 3.0%
Jindal Steel & Power Ltd.	23,000	196,072

Schedule of Investments (Unaudited) - India Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Tata Steel Ltd.	11,000	69,081

		265,153
Total Materials		510,101

Telecommunication Services 3.6%

Wireless Telecommunication Services 3.6%
Bharti Airtel Ltd.	50,000	323,355

Total Telecommunication Services		323,355
Total Common Stocks (Cost $9,534,167)		8,452,016

Short-Term Investment 3.8%
State Street Institutional Liquid Reserve, 0.15% (a)	343,836	343,836

Total Short-Term Investment (Cost $343,836)		343,836

Total Investments 97.7% (Cost $9,878,003)		8,795,852

Percentages are based on net assets of $8,999,672.
(a) Yield as of December 31, 2011.

Schedule of Investments – India Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$8,452,016	$—	$8,452,016
Short-Term Investment	—	343,836	—	343,836

Total Investments	$—	$8,795,852	$—	$8,795,852

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2011

Common Stocks 98.8%

	Shares	Value ($)
China 27.5%

Commercial Banks 11.6%
Agricultural Bank of China Ltd. - H Shares	123,000	53,205
Bank of China Ltd. - H Shares	406,800	150,636
China Construction Bank Corp. - H Shares	633,790	443,101
Industrial & Commercial Bank of China Ltd. - H Shares	358,000	213,522

		860,464
Diversified Telecommunication Services 0.4%
China Communication Services Corp. Ltd. - H Shares	72,000	32,131

Food Products 2.3%
China Yurun Food Group Ltd.	131,000	172,436

Gas Utilities 0.5%
ENN Energy Holdings Ltd.	12,000	38,446

Independent Power Producers and Energy Traders 1.1%
China Resources Power Holdings Co. Ltd.	44,000	84,355

Machinery 3.6%
China National Materials Co. Ltd. - H Shares	753,000	266,114

Oil, Gas and Consumable Fuels 7.4%
China Coal Energy Co. Ltd. - H Shares	49,000	53,016
China Petroleum & Chemical Corp. - H Shares	138,000	145,356
China Shenhua Energy Co. Ltd. - H Shares	24,500	106,307
PetroChina Co. Ltd. - H Shares	194,000	241,764

		546,443

	Shares	Value ($)
Transportation Infrastructure 0.6%
Jiangsu Expressway Co. Ltd. - H Shares	46,000	42,200

Total China		2,042,589

Hong Kong 42.3%

Construction and Engineering 2.2%
China Communications Construction Co. Ltd. - H Shares	207,000	161,871

Distributors 1.2%
Li & Fung Ltd.	50,000	91,921

Diversified Financial Services 0.4%
First Pacific Co. Ltd.	28,000	29,129

Diversified Telecommunication Services 0.9%
HKT Trust / HKT Ltd.*	3,869	2,235
PCCW Ltd.	178,000	61,258

		63,493
Electric Utilities 5.5%
CLP Holdings Ltd.	11,000	93,597
Power Assets Holdings Ltd.	42,500	314,313

		407,910
Hotels, Restaurants & Leisure 2.9%
SJM Holdings Ltd.	131,000	211,114

Oil, Gas and Consumable Fuels 3.6%
CNOOC Ltd.	154,000	270,196

Pharmaceuticals 0.2%
United Laboratories International Holdings Ltd.	26,000	14,946

Real Estate Investment Trusts (REITs) 3.2%
Link	63,500	233,970

Real Estate Management and Development 9.7%
Cheung Kong Holdings Ltd.	21,000	249,229
China Overseas Land & Investment Ltd.	88,000	147,550
Hang Lung Properties Ltd.	27,000	76,763
Hongkong Land Holdings Ltd.	9,000	40,742

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	5,079	63,394
Swire Pacific Ltd. - A Shares	12,000	144,567

		722,245

Semiconductors and Semiconductor Equipment 0.6%
GCL Poly Energy Holdings Ltd.	172,000	47,650

Specialty Retail 2.9%
Belle International Holdings Ltd.	68,000	119,159
GOME Electrical Appliances Holdings Ltd.	414,000	96,241

		215,400

Wireless Telecommunication Services 9.0%
China Mobile Ltd.	68,500	667,868

Total Hong Kong		3,137,713

Taiwan 29.0%

Capital Markets 2.3%
Yuanta Financial Holding Co. Ltd.*	341,711	174,031

Chemicals 4.5%
Formosa Plastics Corp.	80,990	215,840
Taiwan Fertilizer Co. Ltd.	51,000	118,517

		334,357

Communications Equipment 2.1%
HTC Corp.	9,780	160,099

Computers and Peripherals 1.1%
Quanta Computer, Inc.	39,000	82,032

Construction and Engineering 0.8%
CTCI Corp.	44,000	59,997

Electronic Equipment and Instruments 1.3%
Tripod Technology Corp.	14,430	34,787
WPG Holdings Co. Ltd.	54,736	62,963

		97,750

	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.9%
HON HAI Precision Industry Co. Ltd.	77,800	212,612

Hotels, Restaurants & Leisure 1.2%
Formosa International Hotels Corp.	6,655	86,061

Insurance 1.0%
Cathay Financial Holding Co. Ltd.	1,320	1,424
China Life Insurance Co. Ltd	88,695	71,539

		72,963

Leisure Equipment and Products 2.5%
Giant Manufacturing Co. Ltd.	47,520	183,535

Real Estate Management and Development 1.6%
Farglory Land Development Co. Ltd.	31,000	48,539
Prince Housing & Development Corp.	127,530	68,071

		116,610

Semiconductors and Semiconductor Equipment 6.7%
Kinsus Interconnect Technology Corp.	23,000	60,928
Radiant Opto-Electronics Corp.	63,575	181,541
RichTek Technology Corp.	400	1,655
Taiwan Semiconductor Manufacturing Co. Ltd.	101,629	254,152

		498,276

Wireless Telecommunication Services 1.0%
Far EasTone Telecommunications Co. Ltd.	39,000	73,242

Total Taiwan		2,151,565

Total Common Stocks (Cost $7,346,050)		7,331,867

Schedule of Investments (Unaudited) - Greater China Fund

as of December 31, 2011

	Shares	Value ($)
Short-Term Investment .8%

United States 0.8%

State Street Institutional Liquid Reserve, 0.15% (a)	59,552	59,552

Total Short-Term Investment (Cost $59,552)		59,552

Total Investments 99.6% (Cost $7,405,602)		7,391,419

Percentages are based on net assets of $7,422,604.

*	Non income-producing security.
(a)	Yield as of December 31, 2011.

Schedule of Investments — Greater China Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,235	$7,329,632	$—	$7,331,867
Short-Term Investment	$—	$59,552	$—	$59,552

Total Investments	$2,235	$7,389,184	$—	$7,391,419

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Common Stocks 99.3%

	Shares	Value ($)
Australia 6.1%

Beverages 0.4%
Coca-Cola Amatil Ltd.	2,976	35,026

Commercial Banks 1.0%
Westpac Banking Corp.	3,612	73,727

Diversified Telecommunication Services 0.8%
Telstra Corp. Ltd.	16,940	57,661

Health Care Equipment and Supplies 0.2%
Cochlear Ltd.	264	16,761

Metals and Mining 2.0%
BHP Billiton Ltd.	4,217	148,854

Real Estate Investment Trusts (REITs) 1.7%
Stockland	2,382	7,762
Westfield Group	8,758	69,988
Westfield Retail Trust	19,348	49,218

		126,968

Total Australia		458,997

Brazil 1.8%

Beverages 0.2%
Cia de Bebidas das Americas, ADR	400	14,436

Diversified Telecommunication Services 0.5%
Telefonica Brasil SA, ADR	1,300	35,529

Electric Utilities 0.2%
Light S.A.	1,300	20,072

Metals and Mining 0.7%
Vale S.A., ADR	2,400	51,480

Tobacco 0.2%
Souza Cruz SA	1,200	14,739

Total Brazil		136,256

Canada 1.3%

Commercial Banks 1.0%
Bank of Nova Scotia	1,426	71,149

Oil, Gas and Consumable Fuels 0.3%
Crescent Point Energy Corp.	500	22,037

	Shares	Value ($)
Total Canada		93,186

Chile 1.3%

Commercial Banks 1.3%
Banco de Chile, ADR	500	40,875
Banco Santander Chile, ADR	700	52,990

Total Chile		93,865

China 0.3%

Commercial Banks 0.3%
Industrial & Commercial Bank of China Ltd. - H Shares	36,000	21,472

Total China		21,472

France 7.1%

Diversified Telecommunication Services 0.4%
France Telecom S.A.	1,845	28,874

Electrical Equipment 0.4%
Legrand SA	1,005	32,196

Insurance 1.0%
SCOR SE	3,152	73,442

Multi-Utilities 1.0%
GDF Suez	1,847	50,233
Veolia Environnement S.A.	2,108	23,215

		73,448
Oil, Gas and Consumable Fuels 2.2%
Total S.A.	3,243	165,526

Pharmaceuticals 2.1%
Sanofi	2,194	160,537

Total France		534,023

Germany 1.2%

Automobiles 0.4%
Daimler AG	707	31,035

Chemicals 0.3%
BASF SE	348	24,270

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Germany (continued)

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG	2,848	32,675

Total Germany		87,980

Hong Kong 2.0%

Communications Equipment 0.8%
VTech Holdings Ltd.	6,100	61,033

Diversified Telecommunication Services NM%
HKT Trust / HKT Ltd.*	2,771	1,627

Real Estate Investment Trusts (REITs) 0.5%
Link	9,063	33,393

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	5,500	53,625

Total Hong Kong		149,678

Ireland 0.6%

Construction Materials 0.6%
CRH PLC	2,305	45,761

Total Ireland		45,761

Israel 0.6%

Diversified Telecommunication Services 0.4%
Bezeq Israeli Telecommunication Corp. Ltd.	18,805	34,493

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	300	12,108

Total Israel		46,601

Italy 1.1%

Electric Utilities 0.6%
Terna - Rete Elettrica Nazionale SpA	13,490	45,335

Gas Utilities 0.5%
Snam Rete Gas SpA	8,312	36,534

Total Italy		81,869

	Shares	Value ($)
Japan 5.8%

Chemicals 0.5%
Shin-Etsu Chemical Co. Ltd.	800	39,344

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc.	5,200	22,060

Commercial Services and Supplies 0.4%
Secom Co. Ltd.	700	32,262

Diversified Consumer Services 0.5%
Benesse Holdings, Inc.	800	38,713

Food and Staples Retailing 0.3%
Lawson, Inc.	300	18,721

Metals and Mining 0.5%
Sumitomo Metal Mining Co. Ltd.	3,000	38,482

Office Electronics 0.9%
Canon, Inc.	1,500	66,373

Pharmaceuticals 0.4%
Tsumura & Co.	1,100	32,424

Software 0.4%
Trend Micro, Inc.	900	26,871

Trading Companies and Distributors 1.2%
Mitsubishi Corp.	4,300	86,710

Wireless Telecommunication Services 0.4%
NTT DoCoMo, Inc.	18	33,071

Total Japan		435,031

Malaysia 0.8%

Commercial Banks 0.1%
Public Bank Bhd	3,000	12,486

Wireless Telecommunication Services 0.7%
Axiata Group Bhd	31,100	50,270

Total Malaysia		62,756

Mexico 1.4%

Household Products 1.0%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	13,400	72,883

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Mexico (continued)

Metals and Mining 0.4%
Grupo Mexico SAB de C.V. - Series B	13,028	34,254

Total Mexico		107,137

Netherlands 1.4%

Oil, Gas and Consumable Fuels 1.4%
Royal Dutch Shell PLC - B Shares	2,834	107,851

Total Netherlands		107,851

Russia 0.7%

Oil, Gas and Consumable Fuels 0.7%
Gazprom OAO, ADR	4,990	53,298

Total Russia		53,298

Singapore 1.3%

Industrial Conglomerates 0.6%
Keppel Corp. Ltd.	6,300	45,036

Real Estate Investment Trusts (REITs) 0.3%
CapitaMall Trust	18,000	23,553

Wireless Telecommunication Services 0.4%
StarHub Ltd.	14,000	31,428

Total Singapore		100,017

Spain 1.9%

Commercial Banks 1.1%
Banco Santander S.A.	11,083	83,736

Diversified Telecommunication Services 0.8%
Telefonica S.A.	3,325	57,382

Machinery NM%
Zardoya Otis S.A.	69	944

Total Spain		142,062

Sweden 1.3%

Machinery 0.7%
Atlas Copco AB - B Shares	1,282	24,259

	Shares	Value ($)
Sandvik AB	1,920	23,426

		47,685
Paper and Forest Products 0.6%
Svenska Cellulosa AB - B Shares	3,130	46,335

Total Sweden		94,020

Switzerland 5.5%

Food Products 1.3%
Nestle S.A.	1,627	93,411

Insurance 0.9%
Zurich Financial Services AG*	311	70,229

Pharmaceuticals 3.0%
Novartis AG	2,032	116,081
Roche Holding AG	633	107,051

		223,132
Semiconductors and Semiconductor Equipment 0.3%
STMicroelectronics NV	3,661	21,622

Total Switzerland		408,394

Taiwan 1.1%

Electronic Equipment, Instruments & Components 0.2%
Delta Electronics, Inc.	5,000	11,889

Semiconductors and Semiconductor Equipment 0.9%
Radiant Opto-Electronics Corp.	8,000	22,844
Taiwan Semiconductor Manufacturing Co. Ltd.	19,079	47,713

		70,557

Total Taiwan		82,446

United Kingdom 11.1%

Commercial Banks 1.8%
HSBC Holdings PLC	17,852	135,519

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
United Kingdom (continued)

Food and Staples Retailing 1.2%
Tesco PLC	13,998	87,628

Insurance NM%
Aviva PLC	128	594

Media 1.5%
Pearson PLC	2,919	54,666
Reed Elsevier PLC	7,288	58,771

		113,437
Metals and Mining 0.5%
Antofagasta PLC	1,828	34,225

Oil, Gas and Consumable Fuels 2.5%
BP PLC	25,904	184,728

Pharmaceuticals 1.5%
GlaxoSmithKline PLC	4,949	112,850

Tobacco 1.4%
British American Tobacco PLC	2,237	106,069

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	18,849	52,332

Total United Kingdom		827,382

United States 43.6%

Aerospace and Defense 2.6%
Lockheed Martin Corp.	600	48,540
Northrop Grumman Corp.	700	40,936
Raytheon Co.	1,000	48,380
The Boeing Co.	500	36,675
United Technologies Corp.	300	21,927

		196,458
Air Freight and Logistics 1.4%
United Parcel Service, Inc. - Class B	1,400	102,466

Beverages 2.7%
Coca-Cola Co.	1,700	118,949

	Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	2,200	86,856

		205,805
Chemicals 1.7%
E. I. du Pont de Nemours & Co.	2,100	96,138
The Dow Chemical Co.	1,000	28,760

		124,898
Commercial Banks 0.5%
M&T Bank Corp.	500	38,170

Commercial Services and Supplies 0.6%
Republic Services, Inc.	1,500	41,325

Distributors 0.5%
Genuine Parts Co.	600	36,720

Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,600	48,384
CenturyLink, Inc.	1,400	52,080
Verizon Communications, Inc.	1,300	52,156

		152,620
Electric Utilities 2.3%
Duke Energy Corp.	2,900	63,800
Exelon Corp.	800	34,696
Southern Co.	1,600	74,064

		172,560
Electrical Equipment 1.1%
Emerson Electric Co.	1,800	83,862

Electronic Equipment, Instruments & Components 0.3%
Molex, Inc.	900	21,474

Food and Staples Retailing 1.2%
Sysco Corp.	2,600	76,258
Walgreen Co.	400	13,224

		89,482
Food Products 0.7%
HJ Heinz Co.	1,000	54,040

Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	900	41,022

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
McDonald’s Corp.	600	60,198

		101,220
Household Products 0.7%
Procter & Gamble Co.	800	53,368

Insurance 1.8%
Aflac, Inc.	2,100	90,846
Arthur J Gallagher & Co.	1,200	40,128

		130,974
IT Services 1.7%
Automatic Data Processing, Inc.	1,400	75,614
Paychex, Inc.	1,700	51,187

		126,801
Leisure Equipment and Products 0.5%
Mattel, Inc.	1,300	36,088

Machinery 0.3%
Illinois Tool Works, Inc.	500	23,355

Metals and Mining 1.8%
Nucor Corp.	2,500	98,925
Southern Copper Corp.	1,100	33,198

		132,123
Multi-Utilities 1.2%
Consolidated Edison, Inc.	700	43,421
Wisconsin Energy Corp.	1,400	48,944

		92,365
Oil, Gas and Consumable Fuels 4.0%
Chevron Corp.	1,400	148,960
Exxon Mobil Corp.	1,800	152,568

		301,528
Pharmaceuticals 5.2%
Abbott Laboratories	1,100	61,853
Bristol-Myers Squibb Co.	1,100	38,764
Johnson & Johnson	1,800	118,044

	Shares	Value ($)
Merck & Co., Inc.	4,500	169,650

		388,311
Real Estate Investment Trusts (REITs) 0.3%
Washington Real Estate Investment Trust	900	24,615

Semiconductors and Semiconductor Equipment 1.5%
Intel Corp.	1,200	29,100
KLA-Tencor Corp.	200	9,650
Microchip Technology, Inc.	2,100	76,923

		115,673
Software 0.6%
Microsoft Corp.	1,600	41,536

Specialty Retail 0.3%
Home Depot, Inc.	600	25,224

Thrifts and Mortgage Finance 0.3%
People’s United Financial, Inc.	1,600	20,560

Tobacco 4.1%
Altria Group, Inc.	4,900	145,285
Lorillard, Inc.	200	22,800
Philip Morris International, Inc.	1,800	141,264

		309,349

Water Utilities 0.3%
American Water Works Co., Inc.	600	19,116

Total United States		3,262,086
Total Common Stocks (Cost $6,638,420)		7,432,168

Short-Term Investment 0.7%

United States 0.7%

State Street Institutional Liquid Reserve, 0.15% (a)	53,662	53,662

Total Short-Term Investment (Cost $53,662)		53,662

Schedule of Investments (Unaudited) - Global Equity Income Fund

as of December 31, 2011

Total Investments 100.0% (Cost $6,692,082)	7,485,830

Percentages are based on net assets of $7,488,015.

*	Non income-producing security.
(a)	Yield as of December 31, 2011.

ADR — American Depositary Receipt.

NM — Not Material less than 0.05%.

Schedule of Investments – Global Equity Income Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,759,564	$3,672,604	$—	$7,432,168
Short-Term Investment	—	53,662	—	53,662

Total Investments	$3,759,564	$3,726,266	$—	$7,485,830

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2011

Common Stocks 81.2%

	Shares	Value ($)
Brazil 9.6%

Commercial Banks 1.9%
Banco do Brasil S.A.	14,300	181,697

Food Products 1.6%
Cosan SA Industria e Comercio	11,100	160,675

Household Durables 1.2%
PDG Realty S.A. Empreendimentos e Participacoes	35,900	113,556

Road and Rail 2.1%
Localiza Rent a Car S.A.	14,900	204,498

Specialty Retail 1.1%
Cia Hering	6,100	106,155

Wireless Telecommunication Services 1.7%
Tim Participacoes S.A.	32,679	161,884

Total Brazil		928,465

Chile 1.2%

Commercial Banks 1.2%
Banco Santander Chile, ADR	1,500	113,550

Total Chile		113,550

China 5.1%

Commercial Banks 3.6%
Industrial & Commercial Bank of China Ltd. - H Shares	587,180	350,212

Electrical Equipment 1.5%
Dongfang Electric Corp. Ltd. - Class H	46,800	138,546

Total China		488,758

Hong Kong 7.2%

Computers and Peripherals 2.0%
Lenovo Group Ltd.	298,000	198,035

Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	64,000	103,140

	Shares	Value ($)
Insurance 1.1%
China Taiping Insurance Holdings Co. Ltd.*	60,200	110,941

Oil, Gas and Consumable Fuels 3.0%
CNOOC Ltd.	163,000	285,986

Total Hong Kong		698,102

India 1.9%

IT Services 1.9%
Infosys Ltd., ADR	3,500	179,830

Total India		179,830

Indonesia 2.5%

Commercial Banks 2.5%
Bank Mandiri Tbk PT	321,500	238,531

Total Indonesia		238,531

Korea, Republic of 13.6%

Auto Components 2.5%
Hyundai Mobis*	941	238,877

Construction and Engineering 1.2%
Samsung Engineering Co. Ltd.*	672	117,741

Electronic Equipment, Instruments & Components 1.3%
LG Display Co. Ltd.*	5,830	124,052

Insurance 2.2%
Korean Reinsurance Co.	16,080	209,552

Semiconductors and Semiconductor Equipment 6.4%
Samsung Electronics Co. Ltd., GDR, 144A	1,352	622,867

Total Korea, Republic of		1,313,089

Malaysia 5.2%

Commercial Banks 2.0%
CIMB Group Holdings Bhd	83,100	194,766

Wireless Telecommunication Services 3.2%
Axiata Group Bhd	191,525	309,581

Total Malaysia		504,347

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Mexico 6.4%

Chemicals 2.2%
Mexichem SAB de C.V.	67,200	210,441

Commercial Banks 1.5%
Grupo Financiero Banorte SAB de C.V.	50,100	151,685

Wireless Telecommunication Services 2.7%
America Movil SAB de C.V. - Series L	228,200	258,049

Total Mexico		620,175

Peru 4.3%

Commercial Banks 2.6%
Credicorp Ltd.	2,300	251,781

Metals and Mining 1.7%
Cia de Minas Buenaventura S.A., ADR	4,200	161,028

Total Peru		412,809

Russia 6.8%

Food and Staples Retailing 1.0%
X5 Retail Group NV, GDR, 144A*	4,500	102,738

Metals and Mining 1.1%
Mechel, ADR	12,200	103,700

Oil, Gas and Consumable Fuels 4.7%
Gazprom OAO, ADR	27,344	292,061
LUKOIL OAO, ADR	3,070	163,324

		455,385

Total Russia		661,823

South Africa 5.3%

Pharmaceuticals 2.8%
Aspen Pharmacare Holdings Ltd.*	22,447	268,612

Wireless Telecommunication Services 2.5%
MTN Group Ltd.	13,831	245,648

Total South Africa		514,260

	Shares	Value ($)
Taiwan 6.8%

Commercial Banks 1.8%
Chinatrust Financial Holding Co. Ltd.	280,240	174,750

Computers and Peripherals 1.7%
Wistron Corp.	131,243	165,906

Semiconductors and Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,532	316,708

Total Taiwan		657,364

Thailand 3.6%

Commercial Banks 2.0%
Kasikornbank PCL, NVDR	51,000	197,152

Food and Staples Retailing 1.6%
CP ALL PCL	93,600	153,528

Total Thailand		350,680

Turkey 1.7%

Commercial Banks 1.7%
Turkiye Garanti Bankasi AS	52,844	164,266

Total Turkey		164,266
Total Common Stocks (Cost $7,347,666)		7,846,049

Preferred Stocks 12.4%

Brazil 12.4%

Commercial Banks 2.7%
Itau Unibanco Holding S.A., ADR	14,200	258,763

Independent Power Producers and Energy Traders 1.7%
AES Tiete S.A.	11,600	167,167

Metals and Mining 3.5%
Vale S.A. - A Shares	16,832	341,287

Oil, Gas and Consumable Fuels 4.5%
Petroleo Brasileiro S.A.	37,600	433,199

Schedule of Investments (Unaudited) - Global Emerging Markets Fund

as of December 31, 2011

Preferred Stocks (continued)

	Shares	Value ($)
Brazil (continued)

Total Brazil		1,200,416

Total Preferred Stocks (Cost $1,234,615)		1,200,416

Participatory Notes 3.6%

India 3.6%

Automobiles 0.9%
Maruti Suzuki India Ltd., Issued by Morgan Stanley Asia Products, maturity date 08/11/14, 144A	5,180	89,905

Diversified Financial Services 1.3%
Infrastructure Development Finance Co. Ltd., Issued by JPMorgan International, maturity date 01/24/13, 144A	40,155	69,301

Infrastructure Development Finance Co. Ltd., Issued by Morgan Stanley Asia Products, maturity date 03/18/14, 144A	29,987	51,901

		121,202

Metals and Mining 1.4%
Tata Steel Ltd., Issued by Morgan Stanley Asia Products, maturity date 12/28/12, 144A	20,922	132,317

Total India		343,424

Total Participatory Notes (Cost $612,196)		343,424

Short-Term Investment 1.2%

United States 1.2%

State Street Institutional Liquid Reserve, 0.15% (a)	119,409	119,409

Total Short-Term Investment (Cost $119,409)		119,409

Total Investments 98.4% (Cost $9,313,886)	9,509,298

Percentages are based on net assets of $9,664,318.

*	Non income-producing security.
(a)	Yield as of December 31, 2011.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $1,069,029 or 11.1% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments – Global Emerging Markets Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,907,018	$3,939,031	$—	$7,846,049
Preferred Stocks	1,200,416	—	—	1,200,416
Participatory Notes	—	343,424	—	343,424
Short-Term Investment	—	119,409	—	119,409

Total Investments	$5,107,434	$4,401,864	$—	$9,509,298

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2011

Common Stocks 98.8%

	Shares	Value ($)
Australia 9.2%

Automobiles 0.3%
Fleetwood Corp. Ltd.	1,520	18,615

Chemicals 1.2%
Orica Ltd.	2,780	68,954

Diversified Telecommunication Services 1.4%
Telstra Corp. Ltd.	24,700	84,074

Food Products 1.4%
GrainCorp Ltd.	10,410	83,517

Insurance 1.0%
Suncorp Group Ltd.	6,930	59,283

Metals and Mining 2.9%
Iluka Resources Ltd.	4,320	68,253
Rio Tinto Ltd.	1,615	99,959

		168,212
Real Estate Management and Development 1.0%
Lend Lease Group	7,890	57,677

Total Australia		540,332

Canada 2.4%

Metals and Mining 1.0%
Goldcorp, Inc.	1,380	61,065

Oil, Gas and Consumable Fuels 1.4%
Enbridge, Inc.	2,190	81,882

Total Canada		142,947

Finland 0.6%

Leisure Equipment and Products 0.6%
Amer Sports OYJ - A Shares	2,900	33,716

Total Finland		33,716

France 0.5%

Aerospace and Defense 0.5%
Zodiac Aerospace	360	30,380

Total France		30,380

	Shares	Value ($)
Germany 7.5%

Automobiles 1.6%
Bayerische Motoren Werke AG	1,390	92,929

Food Products 1.1%
Suedzucker AG	2,070	65,893

Health Care Providers and Services 1.1%
Fresenius Medical Care AG & Co. KGaA	950	64,549

Industrial Conglomerates 0.6%
Siemens AG	350	33,474

Machinery 1.0%
Duerr AG	1,300	57,202

Software 2.1%
SAP AG	2,340	123,723

Total Germany		437,770

Hong Kong 4.5%

Hotels, Restaurants & Leisure 1.2%
Sands China Ltd.*	24,000	68,022

Industrial Conglomerates 1.0%
Jardine Matheson Holdings Ltd.	1,260	59,179

Insurance 1.6%
AIA Group Ltd.	30,600	95,375

Specialty Retail 0.7%
Luk Fook Holdings International Ltd.	12,000	41,589

Total Hong Kong		264,165

Ireland 2.3%

Pharmaceuticals 2.3%
Shire PLC	3,810	132,240

Total Ireland		132,240

Italy 3.0%

Auto Components 1.4%
Pirelli & C. SpA	9,470	79,412

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Italy (continued)

Construction and Engineering 1.6%
Impregilo SpA	30,140	93,146

Total Italy		172,558

Japan 19.0%

Air Freight and Logistics 1.1%
Yamato Holdings Co. Ltd.	3,900	65,661

Automobiles 1.7%
Nissan Motor Co. Ltd.	11,100	99,629

Chemicals 1.7%
Toray Industries, Inc.	14,000	100,118

Construction and Engineering 1.2%
Chiyoda Corp.	7,000	71,103

Consumer Finance 0.9%
Credit Saison Co. Ltd.	2,600	52,045

Electronic Equipment, Instruments & Components 2.2%
Anritsu Corp.	4,000	44,013
Hitachi Ltd.	16,000	83,865

		127,878

Food Products 0.8%
Toyo Suisan Kaisha Ltd.	2,000	48,443

Hotels, Restaurants & Leisure 1.6%
Oriental Land Co. Ltd.	900	95,053

Machinery 3.0%
FANUC Ltd.	700	106,995
Komatsu Ltd.	2,900	67,630

		174,625

Metals and Mining 1.3%
Daido Steel Co. Ltd.	12,000	75,196

Real Estate Management and Development 1.3%
Daito Trust Construction Co. Ltd.	900	77,220

Specialty Retail 0.7%
Nitori Holdings Co. Ltd.	450	42,191

Trading Companies and Distributors 1.5%
ITOCHU Corp.	8,300	84,162

	Shares	Value ($)
Total Japan		1,113,324

Macau 0.6%

Hotels, Restaurants & Leisure 0.6%
Wynn Macau Ltd.	14,800	36,852

Total Macau		36,852

Netherlands 5.4%

Diversified Financial Services 1.0%
ING Groep NV*	8,220	58,578

Food Products 3.4%
Unilever NV	5,770	198,151

Transportation Infrastructure 1.0%
Koninklijke Vopak NV	1,080	56,899

Total Netherlands		313,628

Norway 2.3%

Chemicals 1.2%
Yara International ASA	1,701	68,137

Diversified Telecommunication Services 0.7%
Telenor ASA	2,500	40,902

Energy Equipment and Services 0.4%
Electromagnetic GeoServices AS*	11,060	24,416

Total Norway		133,455

Singapore 2.2%

Food Products 0.7%
Wilmar International Ltd.	11,000	42,373

Health Care Equipment and Supplies 0.3%
Biosensors International Group Ltd.*	13,000	14,325

Industrial Conglomerates 1.2%
Keppel Corp. Ltd.	9,700	69,342

Total Singapore		126,040

Sweden 4.6%

Commercial Banks 1.7%
Swedbank AB - A Shares	7,785	100,639

Schedule of Investments (Unaudited) - International Growth Equity Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Sweden (continued)

Commercial Services and Supplies 1.0%
Intrum Justitia AB	3,790	59,191

Hotels, Restaurants & Leisure 0.5%
Betsson AB*	1,460	32,051

Machinery 1.4%
Sandvik AB	6,550	79,916

Total Sweden		271,797

Switzerland 8.4%

Capital Markets 0.2%
UBS AG*	860	10,215

Electrical Equipment 0.9%
ABB Ltd.*	2,700	50,795

Food Products 3.8%
Nestle S.A.	3,915	224,771

Pharmaceuticals 3.5%
Roche Holding AG	1,230	208,015

Total Switzerland		493,796

United Kingdom 26.3%

Aerospace and Defense 1.1%
Rolls-Royce Holdings PLC*	5,400	62,372

Beverages 2.4%
Diageo PLC	6,350	138,563

Electronic Equipment, Instruments & Components 1.0%
Spectris PLC	3,020	60,234

Food and Staples Retailing 0.9%
Tesco PLC	8,720	54,588

Machinery 1.8%
The Weir Group PLC	3,450	108,235

Media 0.9%
Pearson PLC	2,960	55,434

Metals and Mining 3.3%
BHP Billiton PLC	6,585	191,466

Multi-Utilities 1.4%
National Grid PLC	8,530	82,759

	Shares	Value ($)
Oil, Gas and Consumable Fuels 2.4%
BG Group PLC	6,470	137,988

Pharmaceuticals 2.6%
GlaxoSmithKline PLC	6,700	152,777

Textiles, Apparel and Luxury Goods 1.6%
Burberry Group PLC	5,035	92,142

Tobacco 5.8%
British American Tobacco PLC	4,565	216,452
Imperial Tobacco Group PLC	3,220	121,716

		338,168
Wireless Telecommunication Services 1.1%
Vodafone Group PLC	24,300	67,465

Total United Kingdom		1,542,191

Total Common Stocks (Cost $5,533,731)		5,785,191

Short-Term Investment 0.9%

United States 0.9%
State Street Institutional Liquid Reserve, 0.15% (a)	52,248	52,248

Total Short-Term Investment (Cost $52,248)		52,248

Total Investments 99.7% (Cost $5,585,979)		5,837,439

Percentages are based on net assets of $5,853,809.

*	Non income-producing security.
(a)	Yield as of December 31, 2011.

Schedule of Investments - International Growth Equity Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,947	$5,642,244	$—	$5,785,191
Short-Term Investment	—	52,248	—	52,248

Total Investments	$142,947	$5,694,492	$—	$5,837,439

Schedule of Investments (Unaudited) - International Equity Fund

as of December 31, 2011

Common Stocks 65.3%

	Shares	Value ($)
Australia 2.6%

Commercial Banks 0.9%
Westpac Banking Corp.	3,000	61,235

Metals and Mining 0.8%
Newcrest Mining Ltd.	1,750	53,012

Oil, Gas and Consumable Fuels 0.9%
Origin Energy Ltd.	4,500	61,155

Total Australia		175,402

France 8.5%

Automobiles 1.9%
Renault S.A.	3,650	125,809

Commercial Banks 1.8%
Societe Generale S.A.	5,300	117,628

Construction and Engineering 1.7%
Bouygues S.A.	3,521	110,473

Food Products 1.5%
Danone	1,650	103,642

Media 1.6%
Lagardere S.C.A.	4,000	105,172

Total France		562,724

Germany 11.0%

Automobiles 2.1%
Daimler AG	3,250	142,663

Diversified Financial Services 0.5%
Deutsche Boerse AG*	600	31,456

Electric Utilities 1.6%
E.ON AG	5,000	107,481

Health Care Providers and Services 1.3%
Fresenius SE & Co. KGaA	900	83,259

Industrial Conglomerates 2.2%
Siemens AG	1,500	143,461

Insurance 1.2%
Muenchener Rueckversicherungs AG - REG	650	79,728

	Shares	Value ($)

Textiles, Apparel and Luxury Goods 2.1%
Adidas AG	2,200	143,096

Total Germany		731,144

Italy 1.3%

Oil, Gas and Consumable Fuels 1.3%
ENI SpA	4,200	86,753

Total Italy		86,753

Luxembourg 1.4%

Metals and Mining 1.4%
ArcelorMittal	5,200	94,877

Total Luxembourg		94,877

Netherlands 4.5%

Diversified Financial Services 1.7%
ING Groep NV*	16,300	116,158

Diversified Telecommunication Services 1.2%
Koninklijke KPN NV	6,800	81,185

Oil, Gas and Consumable Fuels 1.6%
Royal Dutch Shell PLC - A Shares	2,800	102,935

Total Netherlands		300,278

Peru 3.5%

Commercial Banks 3.5%
Credicorp Ltd.	2,100	229,887

Total Peru		229,887

Sweden 2.8%

Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson - B Shares	8,600	87,358

Household Durables 1.5%
Husqvarna AB - B Shares	22,000	101,093

Total Sweden		188,451

Switzerland 12.9%

Capital Markets 1.6%
UBS AG*	9,000	106,905

Schedule of Investments (Unaudited) - International Equity Fund

as of December 31, 2011

Common Stocks (continued)

	Shares	Value ($)
Switzerland (continued)

Food Products 3.6%
Nestle S.A.	4,150	238,263

Pharmaceuticals 5.9%
Novartis AG	3,800	217,080
Roche Holding AG	1,020	172,500

		389,580

Semiconductors and Semiconductor Equipment 1.8%
STMicroelectronics NV	20,500	121,076

Total Switzerland		855,824

United Kingdom 16.8%

Commercial Banks 2.7%
Lloyds Banking Group PLC*	233,000	93,063
Standard Chartered PLC	3,900	84,913

		177,976

Food and Staples Retailing 2.4%
Tesco PLC	25,700	160,883

Industrial Conglomerates 2.2%
Cookson Group PLC	18,900	148,399

Insurance 1.9%
RSA Insurance Group PLC	76,000	123,623

IT Services 0.6%
Logica PLC	44,339	42,386

Media 2.2%
Reed Elsevier PLC	18,000	145,154

Metals and Mining 2.7%
Anglo American PLC	4,850	178,751

Tobacco 2.1%
British American Tobacco PLC	3,000	142,247

Total United Kingdom		1,119,419

Total Common Stocks (Cost $4,794,091)		4,344,759

	Shares	Value ($)
Mutual Funds 33.5%

Peru 2.7%

iShares MSCI All Peru Capped Index Fund	4,600	176,502

Total Peru		176,502

United States 30.8%

Asia Pacific ex Japan Fund- Institutional Shares (a)	50,062	662,823
The Japan Fund- Institutional Shares (a)	150,571	1,385,252

Total United States		2,048,075

Total Mutual Funds (Cost $1,999,375)		2,224,577

Short-Term Investment .4%

United States 0.4%

State Street Institutional Liquid Reserve, 0.15% (b)	26,580	26,580

Total Short-Term Investment (Cost $26,580)		26,580

Total Investments 99.2% (Cost $6,820,046)		6,595,916

Percentages are based on net assets of $6,649,065.

*	Non income-producing security.
(a)	Affiliated issuer.
(b)	Yield as of December 31, 2011.

Schedule of Investments — International Equity Fund

as of December 31, 2011

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$229,887	$4,114,872	$—	$4,344,759
Mutual Funds	2,224,577	—	—	2,224,577
Short-Term Investment	—	26,580	—	26,580

Total Investments	$2,454,464	$4,141,452	$—	$6,595,916

Notes to Schedule of Investments

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following eight series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, International Growth Equity Fund and International Equity Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund and Greater China Fund, which are non-diversified.

B. Summary of Significant Accounting Policies

The Funds’ schedules of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of asset and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedule of investments were issued, and has determined that, except as set forth in Note F, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of the U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At December 31, 2011, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Funds’s Schedule of Investments:

Fund
The Japan Fund	98.3%
Asia Pacific ex Japan Fund	79.8%
India Fund	93.9%
Greater China Fund	98.7%
Global Equity Income Fund	49.0%
Global Emerging Markets Fund	40.8%
International Growth Equity Fund	96.4%
International Equity Fund	61.9%

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At December 31, 2011, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately 1.0% of the net assets for the Global Emerging Markets Fund. This security is classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments. At December 31, 2011, no other Funds had fair value determinations other than noted above.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among broker market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of December 31, 2011, based on the valuation input Levels on September 30, 2011 for the Funds.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the Funds’ financial statements.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of December 31, 2011, there were no forward foreign currency contracts outstanding.

Security Transactions. Security transactions are accounted for on the trade date.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A. Inc. (“NAM USA”) or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended December 31, 2011 were as follows:

Affiliated Fund Name	Balance of Shares Held at 09/30/11	Gross Additions	Gross Reductions	Balance of Shares Held at 12/31/11	Value at 12/31/11	Dividend Income	Realized Capital Gain/Loss
International Equity Fund:
The Japan Fund	165,385	$108,321	$250,000	150,571	$1,385,252	$8,321	$(246)
Asia Pacific ex Japan Fund	35,276	203,178	—	50,062	662,823	3,178	—

Total	200,661	$311,499	$250,000	200,633	$2,048,075	$11,499	$(246)

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at December 31, 2011 consists of:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$218,912,949	$8,524,738	$21,673,962	$(13,149,224)
Asia Pacific ex Japan Fund	13,504,231	580,460	1,587,781	(1,007,321)
India Fund	9,878,003	(1,082,151)	658,488	(1,740,639)
Greater China Fund	7,405,602	(14,183)	730,751	(744,934)
Gobal Equity Income Fund	6,692,082	793,748	1,042,796	(249,048)
Global Emerging Markets Fund	9,313,886	195,412	1,485,911	(1,290,499)
International Growth Equity Fund	5,585,979	251,460	590,714	(339,254)
International Equity Fund	6,820,046	(224,130)	540,539	(764,669)

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

F. Subsequent Event. Upon the recommendation of NAM USA, the Board approved the liquidation and dissolution of the International Growth Equity Fund effective on or about March 29, 2012.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: February 27, 2012

By (Signature and Title)*	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and Principal Financial Officer

Date: February 27, 2012

*	Print the name and title of each signing officer under his or her signature.